Description of Organization, Business Operations and Basis of Presentation - Liquidity (Details) - USD ($)			6 Months Ended	8 Months Ended	12 Months Ended
	May 18, 2022	Jan. 07, 2022	Jun. 30, 2022	Dec. 31, 2020	Dec. 31, 2021	Aug. 04, 2020
Related Party Transaction [Line Items]
Cash			$ 213,803,000	$ 156,478,000	$ 186,301,000
Cik0001812667 Cc Neuberger Principal Holdings Ii
Related Party Transaction [Line Items]
Cash			3,000		290,000
Principal deposited in Trust Account						$ 828,000,000.0
Working capital			815,000		134,000
Proceeds received from note payable to related party				$ 50,000
Loan amount from Sponsor outstanding						$ 267,000
Sponsor Note | Cik0001812667 Cc Neuberger Principal Holdings Ii
Related Party Transaction [Line Items]
Loan amount from Sponsor outstanding			267,000		267,000
Working Capital Loans | Cik0001812667 Cc Neuberger Principal Holdings Ii
Related Party Transaction [Line Items]
Outstanding working Capital loan					0
Proceeds from unsecured promissory note	$ 50,000	$ 800,000
Proceeds From Related Party Debts					$ 25,000
Sponsor | Cik0001812667 Cc Neuberger Principal Holdings Ii
Related Party Transaction [Line Items]
Proceeds received from note payable to related party			$ 25,000